Accounts payable and other liabilities (Carrying amounts of financial liabilities) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities included in accounts payable and other liabilities	¥ 54,609,553	¥ 42,755,361
RMB [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities included in accounts payable and other liabilities	50,956,022	40,610,454
S$ [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities included in accounts payable and other liabilities	1,537,356	948,817
US$ [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities included in accounts payable and other liabilities	576,113	799,989
JPY [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities included in accounts payable and other liabilities	13,988	12,293
EUR [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities included in accounts payable and other liabilities		224
PKR [member]
Carrying amounts of financial liabilities [line items]
Carrying amounts of financial liabilities included in accounts payable and other liabilities	¥ 1,526,074	¥ 383,584